Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Other Charges
Acquisition-related costs	$ 5,591	$ 5,803	$ 3,697
Contingent consideration accretion and adjustments	218	707	16,334
Restructuring plans	4,620	956	1,618
Other charges, total	$ 10,429	$ 7,466	$ 21,649